Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 2011 Stock Plan	Mar. 31, 2011 2011 Stock Plan	Dec. 31, 2012 2011 Stock Plan	Dec. 31, 2011 2011 Stock Plan	Mar. 31, 2012 2011 Stock Plan Stock Options	Mar. 31, 2011 2011 Stock Plan Stock Options	Dec. 31, 2012 2011 Stock Plan Stock Options	Mar. 31, 2011 2011 Stock Plan Replacement Awards	Mar. 31, 2011 2011 Stock Plan 2009 Replacement Option Grants Member	Mar. 31, 2011 2011 Stock Plan 2010 Replacement Option Grants Member	Mar. 31, 2012 2011 Stock Plan Restricted Stock Units	Nov. 02, 2011 2011 Stock Plan Restricted Stock Units	Dec. 31, 2012 2011 Stock Plan Restricted Stock Units	Dec. 21, 2010 2009 Stock Plan	Apr. 24, 2009 2009 Stock Plan	Dec. 21, 2010 2009 Stock Plan Stock Options	Apr. 24, 2009 2009 Stock Plan Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share base compensation expense	$ 5,300,000	$ 4,500,000	$ 100,000
Share authorized for issuance																			12,577	6,684
Options exercise price								$ 10.12	$ 10.00										$ 800	$ 1,000
Options contractual Term								10 years	10 years										10 years	10 years
Options vesting percentage, Year one												50.00%					25.00%	50.00%
Options vesting percentage, Year two												25.00%					25.00%	25.00%
Options vesting percentage, Year three												25.00%					25.00%	25.00%
Options vesting percentage, year four																	25.00%
Common share reserved and authorized for issuance									7,200,000
Options granted in period				1,294,840	1,329,710	1,294,840					1,471,601
Liability extinguished for stock options issued		2,290,000									2,290,000
Vesting period								4 years	4 years				4 years	4 years
Options granted in period annual vesting percentage								25.00%	25.00%				25.00%
Weighted average fair value of option granted						$ 4.85	$ 5.24
Share based compensation nonvested awards total compensation cost not yet recognized										$ 10,600,000						$ 2,400,000
Share based compensation nonvested awards total compensation cost not yet recognized , recognition period										2 years 6 months						3 years 2 months 12 days
Granted														297,180	12,000	297,180
Restricted stock unit grant date fair value															$ 8.54	$ 10.12